13F-HR
09/30/01
0000923116
q8wev#ti
None
1
R. Groesbeck
201-291-7888
nwallace98@yahoo.com
3F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment
 This Amendment: 	is a restatement.
			adds new holdings entries.

Institutional Investment Manager filing this report:

Name: Groesbeck Investment Management Corp.
Address: 	12 Route 17 North - Suite 130
		 Paramus, NJ 07652

13F File Number: 801-44798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert P. Groesbeck
Title: President
Phone: 201-291-7888
Signature, Place, and Date of Signing:
Robert P. Groesbeck Paramus, NJ November 7, 2001
Report Type: X 13F HOLDING REPORT.

13F NOTICE.

13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 117

Form 13F Information Table Value Total: $237263395

List of Other Included Managers:
none

Name of Issuer Class CUSIP # Fair Mkt Val. #shares Inv. Disc Mgr Sole(A) None(C)
FANNIE MAE        Common  313586109   $15,416,274  92,559 Sole RPG 500 192,059
JOHNSON & JOHNSON Common  478160104   $15,079,880 72,200 Sole RPG 1,000 271,200
MERCK & CO INC    Common 589331107    $11,979,076  179,866 Sole RPG 500 179,366
ALLIANCE CAP MGMT Common 18548107     $9,788,940     214,200 Sole RPG 214,200
SUNGARD DATA SYS  Common 867363103    $9,539,634     408,200 Sole RPG 408,200
MORGN ST D WITTR  Common 617446448    $7,469,951   61,164 Sole RPG 900 160,264
TELEFLEX INC      Common 879369106    $7,322,832 195,850 Sole RPG 1,300 194,550
EXPRESS SCRIPTS A Common 302182100    $6,617,600  119,624 Sole RPG 1,400 118,224
AMERICAN INTL GR  Common 26874107     $6,527,508   83,686 Sole RPG 200 83,486
ABBOTT LABS       Common 2824100      $6,525,323     125,850 Sole RPG 125,850
KIMCO REALTY CORP Common 49446R109    $6,493,563     133,750 Sole RPG 133,750
SCHERING PLOUGH   Common 806605101    $6,224,119     167,766 Sole RPG 167,766
CINTAS CORP       Common 172908105    $6,059,105     150,350 Sole RPG 150,350
CONAGRA INC       Common 205887102    $5,657,400     252,000 Sole RPG 252,000
CLOROX CO DEL     Common 189054109    $4,879,042     131,866 Sole RPG 131,866
KINDER MORGAN EN  Common 494550106    $4,845,400     140,000 Sole RPG 140,000
BJS WHOLESALE CL  Common 05548J106    $4,818,132  101,200 Sole RPG 800 100,400
BEDFORD PPTY INVS Common 76446301     $4,554,000     225,000 Sole RPG 225,000
AMSOUTH BANCORP   Common 32165102     $4,082,447     225,924 Sole RPG 225,924
WILMINGTON TRUST  Common 971807102    $3,924,720      71,100 Sole RPG 71,100
HEALTH CARE PPTY  Common 42191510     $3,652,750      95,000 Sole RPG 95,000
MACK CALI RLTY CO Common 129909107    $3,183,700     102,700 Sole RPG 102,700
BUCKEYE PARTNERS  Common 118230101    $3,118,500      90,000 Sole RPG 90,000
BLACK BOX CORP    Common 9182610700   $3,111,816   73,950 Sole RPG 1,000 72,950
VALLEY NATIONAL   Common 91979410     $3,068,772     103,152 Sole RPG 103,152
BED BATH & BEYOND Common 075896100    $3,055,200     120,000 Sole RPG 120,000
MAY DEPT STORES   Common 577778103    $3,040,571     104,775 Sole RPG 104,775
CISCO SYS INC     Common 17275R102    $2,892,994  237,520 Sole RPG 1,000 236,520
E M C CORP MASS   Common 268648102    $2,781,343  236,710 Sole RPG 1,500 235,210
PEOPLES BANK BRID Common 710198102    $2,690,640     121,200 Sole RPG 121,200
BANK OF AMERICA   Common 06605F102    $2,686,400      46,000 Sole RPG 46,000
SOUTHTRUST CORP   Common 844730101    $2,664,162 104,600 Sole RPG 2,800 101,800
TEPPCO PARTNERS   Common 872384102    $2,560,000      80,000 Sole RPG 80,000
PAYCHEX INC       Common 704326107    $2,495,592   79,200 Sole RPG 1,000 78,200
JEFFERSON PILOT   Common 475070108    $2,490,880      56,000 Sole RPG 56,000
EL PASO ENERGY    Common 527367106    $2,438,800      67,000 Sole RPG 67,000
DOLLAR TREE STOR  Common 256747106    $2,410,836  127,625 Sole RPG 1,300 126,325
SUN MICROSYSTEMS  Common 86681010     $2,385,994  288,512 Sole RPG 2,000 286,512
MICROSOFT CORP    Common 594918104    $1,954,694      38,200 Sole RPG 900 37,300
BANK NEW YORK INC Common 64057102     $1,906,380      54,468 Sole RPG 54,468
INTERNET ARCHIT   Common 46060A107    $1,652,042      59,900 Sole RPG 59,900
AUTOMATIC DATA PR Common 53015103     $1,629,936      34,650 Sole RPG 34,650
NORTH FORK BANCO  Common 659424105    $1,515,253   50,950 Sole RPG 1,000 49,950
INTEL CORP        Common 458140100    $1,418,536      69,400 Sole RPG 69,400
AFLAC INC         Common 1055102      $1,377,000      51,000 Sole RPG 51,000
QUANTA            Common 74762E102    $1,370,850   96,200 Sole RPG 1,900 94,300
QWEST COMMUN      Common 749121109    $1,351,848      80,949 Sole RPG 80,949
SANMINA CORP      Common 800907107    $1,334,235   98,250 Sole RPG 1,500 96,750
SEI INVESTMENTS   Common 784117103    $1,320,000    41,250 Sole RPG 800 40,450
BRISTOL-MYERS SQ  Common 110122108    $1,294,548      23,300 Sole RPG 23,300
PARTNERRE LTD     Common G6852T105    $1,271,700      27,000 Sole RPG 27,000
XL CAPITAL LTD    Common G98255105    $1,264,000      16,000 Sole RPG 16,000
CAMDEN PPTY TR    Common 133131102    $1,261,400      34,000 Sole RPG 34,000
GENERAL ELEC CO   Common 369604103    $1,152,307      30,976 Sole RPG 30,976
COMVERSE TECHNOL  Common 20586240     $930,816        45,450 Sole RPG 45,450
HARLEY DAVIDSON   Common 412822108    $886,140    21,880 Sole RPG 1,000 20,880
CHARTER ONE FINL  Common 160903100    $865,564    30,672 Sole RPG 1,050 29,622
CHECK POINT SOFTW Common M22465104    $783,362        35,575 Sole RPG 35,575
ORTHODONTIC CENT  Common 68750P103    $771,545        31,300 Sole RPG 31,300
PRE PAID LEGAL    Common 740065107    $758,560    44,000 Sole RPG 1,600 42,400
PFIZER INC        Common 717081103    $748,346        18,662 Sole RPG 18,662
ANALOG DEVICES    Common 32654105     $673,620        20,600 Sole RPG 20,600
CDW COMPUTER      Common 125129106    $669,330        18,500 Sole RPG 18,500
CATALINA MARKET   Common 148867104    $630,000        22,500 Sole RPG 22,500
ASTORIA FINL CORP Common 4626510      $622,230        10,500 Sole RPG 10,500
ENBRIDGE ENERGY   Common 29250R106    $615,195        13,500 Sole RPG 13,500
HEINZ H J CO      Common 423074103    $503,693        11,950 Sole RPG 11,950
GOLF TR AMER INC  Common 38168B103    $500,500        65,000 Sole RPG 65,000
INTERPUBLIC GROUP Common 460069010    $409,020        20,050 Sole RPG 20,050
WAL MART STORES   Common 931142103    $366,300         7,400 Sole RPG 7,400
QUALCOMM INC      Common 747525103    $347,042         7,300 Sole RPG 7,300
HOME DEPOT INC    Common 437076102    $329,982         8,600 Sole RPG 8,600
WACHOVIA CORP     Common 929903102    $322,400        10,400 Sole RPG 10,400
SOVEREIGN BANCORP Common 845905108    $247,000        26,000 Sole RPG 26,000
AMERICAN PWR CON  Common 2906610      $238,272        20,400 Sole RPG 20,400
WASHINGTON REAL   Common 939653101    $237,200        10,000 Sole RPG 10,000
INT'L BUS MACH    Common 45920010     $235,629         2,569 Sole RPG 2,569
LILLY ELI & CO    Common 532457108    $225,960         2,800 Sole RPG 2,800
EXXON MOBIL CORP  Common 302290101    $209,293         5,312 Sole RPG 5,312
MBNA CORP         Common 55262L100    $198,400         6,550 Sole RPG 6,550
COCA COLA CO      Common 191216100    $196,770         4,200 Sole RPG 4,200
AEGON N V ORD     Common 7924103      $196,559         7,531 Sole RPG 7,531
PROVIDIAN FINL    Common 140186107    $189,410         9,400 Sole RPG 9,400
MORGAN J P        Common 616880100    $151,626         4,440 Sole RPG 4,440
SBC COMMUNICATION Common 78387610     $148,711         3,156 Sole RPG 3,156
RATIONAL SOFTWARE Common 75409P202    $138,560        16,000 Sole RPG 16,000
NATIONAL CITY COR Common 635405103    $125,790         4,200 Sole RPG 4,200
VERIZON COMMUN    Common 77853109     $119,042         2,200 Sole RPG 2,200
WASHINGTON MUT    Common 93932210     $115,440         3,000 Sole RPG 3,000
TARGET CORP       Common 87612E106    $114,300         3,600 Sole RPG 3,600
SERVICEMASTER LTD Common 817615107    $93,566          8,437 Sole RPG 8,437
ALTERA CORP       Common 21441100     $90,090          5,500 Sole RPG 5,500
SIEBEL SYSTEMS    Common 826170102    $76,109          5,850 Sole RPG 5,850
CARRIER ACCESS    Common 144460102    $71,285         26,500 Sole RPG 26,500
COMPUTER SCIENCES Common 205363104    $53,072          1,600 Sole RPG 1,600
VODAFONE GROUP    Common 92857T107    $50,398          2,295 Sole RPG 2,295
BELLSOUTH CORP.   Common 7986010      $41,550          1,000 Sole RPG 1,000
ZIMMER HLDGS      Common 98956P102    $41,070          1,480 Sole RPG 1,480
MICROS SYSTEMS    Common 594901100    $35,540          2,000 Sole RPG 2,000
WELLS FARGO & CO  Common 949746101    $33,160            746 Sole RPG 746
AOL TIME WARNER   Common 02364J104    $33,100          1,000 Sole RPG 1,000
INSIGHT ENTERPRIS Common 45765U103    $28,987          2,050 Sole RPG 2,050
LINEAR TECHNOLOGY Common 535678106    $26,240            800 Sole RPG 800
CTS CORP          Common 126501105    $20,678          1,400 Sole RPG 1,400
PATTERSON DENTAL  Common 703412106    $18,430            500 Sole RPG 500
BROCADE COMMUN    Common 111621108    $16,836          1,200 Sole RPG 1,200
QLOGIC CORP       Common 747277101    $15,200            800 Sole RPG 800
TYCO              Common 902124106    $13,832            304 Sole RPG 304
INTERNET INFRAST  Common 46059V104    $13,780          2,600 Sole RPG 2,600
AMGEN             Common 31162100     $11,754            200 Sole RPG 200
NETWORK APPLIANCE Common 64120L104    $10,540          1,550 Sole RPG 1,550
MICROMUSE INC     Common 595094103    $7,952           1,400 Sole RPG 1,400
HARRIS & HARRIS   Common 41383310     $6,960           4,000 Sole RPG 4,000
B2B INTERNET HOLD Common 56033103     $6,682           2,600 Sole RPG 2,600
MCDATA CORP       Common 580031201    $6,158             734 Sole RPG 734
FOUNDRY NETWORKS Common 35063R100     $6,050           1,000 Sole RPG 1,000
CONEXANT SYSTEMS Common 207142100     $4,150             500 Sole RPG 500